SCHEDULE OF ACQUISITION OF LONG-TERM INVESTMENT (Details) - USD ($)	Dec. 31, 2022	Sep. 06, 2022	Dec. 31, 2021	Oct. 07, 2021	Sep. 09, 2021	Mar. 09, 2021	Jul. 09, 2020	Mar. 10, 2020
Schedule of Investments [Line Items]
Long term investments	$ 9,952,880		$ 11,929,359
Real Estate Investment [Member]
Schedule of Investments [Line Items]
Long term investments	7,171,659			$ 4,125,870				$ 5,045,789
Sales of part of investment		$ (2,000,000)
Devlopment Project Resi Duke [Member]
Schedule of Investments [Line Items]
Long term investments							$ 236,700
Development Project Resi Duke [Member]
Schedule of Investments [Line Items]
Long term investments						$ 1,467,000
Real Estate [Member]
Schedule of Investments [Line Items]
Long term investments					$ 1,054,000
Devlopment Projects [Member]
Schedule of Investments [Line Items]
Long term investments	$ 2,757,700